Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of interests in other entities [Line Items]
At January 1		€ 22,143	[1]	€ 23,117
Capital contributions and acquisitions		231		97
Divestments and capital repayments		(6)		(23)
Dividend received		(872)		(702)
Net income / (loss) for the financial year		1,379		832		€ 2,511
Revaluations		2,214		(1,157)
Ending balance		25,045		22,143	[1]	23,117
Previously stated [member]
Disclosure of interests in other entities [Line Items]
At January 1	[2]	(44)		(22)
Ending balance	[2]			(44)		(22)
Restated [member]
Disclosure of interests in other entities [Line Items]
At January 1		€ 22,099		23,095
Ending balance				€ 22,099		€ 23,095

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.
[2]	See in consolidated financial statements note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing